Revenue and entity-wide disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Disclosure of Disaggregation of Revenue from Contracts with Customers	During the years ended 2024 and 2023, the Group recognized revenues as disclosed in the table below. Revenues in the table below are attributable to individual countries and are based on the location of the Group's alliance partner.

Revenue by country
in CHF thousands, for the years ended December 31	2025	2024	2023
Revenues Switzerland	—	4,970	7,038
Total Revenues	—	4,970	7,038

Analysis of revenue by major alliance partner
in CHF thousands, for the years ended December 31	2025	2024	2023
Novartis AG, Switzerland	—	4,970	7,038
Total Revenues	—	4,970	7,038